Balance Sheet Information (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment
Total	$ 752		$ 752		$ 893	$ 441
Accumulated Depreciation	(249)		(249)		(371)	(321)
Property, plant and equipment, net	503		503		522	120
Depreciation expense	32	21	63	30	50	32
Library
Property, Plant and Equipment
Total	1		1		1	1
Office Furniture & Fixtures
Property, Plant and Equipment
Total	95		95		177	90
Leasehold Improvements
Property, Plant and Equipment
Total	145		145		251	78
Software
Property, Plant and Equipment
Total	9		9		37	28
Production Equipment
Property, Plant and Equipment
Total	375		375		293	179
Computer Equipment
Property, Plant and Equipment
Total	$ 127		$ 127		$ 134	$ 65